Note 45 Pension commitments with senior management (Details) - EUR (€) € in Thousands		Jun. 30, 2023	Jun. 30, 2022
Pension commitments with senior management [Line Items]
Retirement contributions	[1]	€ 239	€ 232
Death and disability contributions	[1]	276	379
Accumulated funds		23,691	22,973
Senior management [Member]
Pension commitments with senior management [Line Items]
Retirement contributions	[2]	2,048	1,875
Death and disability contributions	[2]	625	730
Accumulated funds		€ 33,182	€ 28,076

[1]	(1) Contributions registered to meet pension commitments with executive directors in the proportional part for the first half of 2023 and 2022. In the case of the Chair, these contributions correspond to the sum of the annual retirement pension contribution and the adjustment made to the part qualifying as “discretionary pension benefits” for financial years 2022 and 2021, the contribution of which was to be made in 2023 and 2022, respectively, and to the premiums for death and disability in the portion corresponding to the first half of each financial year. In the case of the Chief Executive Officer, the contributions registered correspond solely to the insurance premiums paid by the Bank corresponding to the first half of each financial year to cover the contingencies of death and disability, as in his case, the Bank has not undertaken any commitments to cover the contingency of retirement.
[2]	(1) Contributions registered to meet pension commitments with all members of Senior Management, excluding executive directors, in the proportional part for the first half of 2023 and 2022, equivalent to the sum of the annual retirement pension contributions and the adjustments made to the part qualifying as “discretionary pension benefits” for financial years 2022 and 2021, the contribution to which was to be made in 2023 and 2022, respectively, and to the insurance premiums paid by the Bank for the contingencies of death and disability in the portion corresponding to the first half of each financial year.